Assumptions Used in Accounting for Gratuity (Detail) (Gratuity Plan)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	8.00%	8.50%	8.25%
Rate of increase in compensation levels of covered employees			6.00%
Rate of return on plan assets	8.00%	8.00%	8.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in compensation levels of covered employees	6.00%	6.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in compensation levels of covered employees	10.00%	10.00%